Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Changes in Partnership's Capitalized Dry Docking Costs
The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2015 to December 31, 2017:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Balance at January 1,	33,538	33,916	33,635
Cost incurred for dry docking	22,283	13,944	10,357
Write-downs and sales of vessels	(2,782)	(2,886)	—
Dry-dock amortization	(13,895)	(11,436)	(10,076)
Balance at December 31,	39,144	33,538	33,916